VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.11

Exception Standard Report (Loan Grades)

SitusAMC Loan ID	Customer Loan ID	Edga r Loan ID	Servicer Loan ID	Loan Exception ID	Exception ID	State	Loan Status	Exception Date	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX	XXXX	1000011	XXXX	31634118	5638	NJ	Loan Review Complete	XX/XX/XXXX 5:31:52 PM	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance